Fair value measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redemption Feature Derivative [Member]
Liabilities
Additions		$ (474)
Changes in fair value	1,267	(2,198)
Begiining balances	(3,498)	(826)
Reclassified to level 2
Ending balances	(2,231)	(3,498)	$ (826)
Earn Out Liability [Member]
Liabilities
Additions
Changes in fair value	470	4,820
Begiining balances	(780)	(5,600)
Reclassified to level 2
Ending balances	(310)	(780)	(5,600)
Additional Subordinated Term Loan Warrants Derivative [Member]
Liabilities
Additions	(9,377)	(2,887)
Changes in fair value	(1,602)
Begiining balances	(2,887)
Reclassified to level 2	1,050
Ending balances	(12,816)	(2,887)
Fair Value, Inputs, Level 1 [Member]
Liabilities
Warrant liabilities
Redemption Feature Derivative
Earn-out liabilities
Total
Deferred compensation – phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities
Deferred compensation - phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities
Additional Subordinated Term Loan Warrants Derivative
Fair Value, Inputs, Level 2 [Member]
Liabilities
Warrant liabilities	(29,795)		(20,890)
Redemption Feature Derivative
Earn-out liabilities
Total	(29,795)		(20,890)
Deferred compensation – phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities		(20,890)
Deferred compensation - phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities	(29,795)		(20,890)
Additional Subordinated Term Loan Warrants Derivative
Fair Value, Inputs, Level 3 [Member]
Liabilities
Warrant liabilities				(1,380)
Redemption Feature Derivative	(2,231)		(826)
Earn-out liabilities	(310)		(5,600)
Total	(7,165)		(6,426)	(9,701)
Deferred compensation – phantom units				(8,321)
Redemption feature derivative		(826)
Earn-out liabilities		(5,600)
Warrant liabilities			(1,380)
Deferred compensation - phantom units			(8,321)
Redemption feature derivative	(2,231)		(826)
Earn-out liabilities	(310)		(5,600)
Warrant liabilities
Additional Subordinated Term Loan Warrants Derivative	$ (12,816)
Fair Value, Inputs, Level 3 [Member] | Redemption Feature Derivative [Member]
Liabilities
Redemption Feature Derivative			(826)
Redemption feature derivative		(826)
Additions			(256)
Changes in fair value			(570)
Relcassified to equity
Redemption feature derivative			(826)
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Liabilities
Earn-out liabilities			(5,600)
Earn-out liabilities		(5,600)
Additions			(74,100)
Changes in fair value			68,500
Relcassified to equity
Earn-out liabilities			(5,600)
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities
Warrant liabilities				(1,380)
Warrant liabilities			(1,380)
Additions
Changes in fair value			(1,931)
Relcassified to equity			3,311
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Deferred compensation – phantom units [Member]
Liabilities
Deferred compensation – phantom units				$ (8,321)
Deferred compensation - phantom units			(8,321)
Additions
Changes in fair value			(6,783)
Relcassified to equity			15,104
Deferred Compensation Liability, Current and Noncurrent